Share Capital, Warrants and Options - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options (Details) - Post-consolidation Basis [Member]	6 Months Ended
Jun. 30, 2020 Option $ / shares
Options Expiring October 5, 2020 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	45,000
Options exercisable	45,000
Exercise price | $ / shares	$ 2.00
Weighted average remaining contractual life (years)	0 years
Options Expiring January 28, 2021 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	541,800
Options exercisable	541,800
Exercise price | $ / shares	$ 2.10
Weighted average remaining contractual life (years)	15 days
Options Expiring February 21, 2022 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	763,750
Options exercisable	763,750
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	1 month 20 days
Options Expiring December 20, 2022 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	50,000
Options exercisable	50,000
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	4 days
Options Expiring February 28, 2023 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	570,000
Options exercisable	570,000
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	2 months 1 day
Options Expiring May 1, 2023 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	50,000
Options exercisable	50,000
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	7 days
Options Expiring May 4, 2023 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	20,000
Options exercisable	20,000
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	4 days
Options Expiring February 24, 2025 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	6,650,000
Options exercisable	6,650,000
Exercise price | $ / shares	$ 0.16
Weighted average remaining contractual life (years)	3 years 6 months 21 days
Stock Option Plan [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	8,690,550
Options exercisable	8,690,550
Weighted average remaining contractual life (years)	3 years 11 months 12 days